Borrowings (Details) - CNY (¥) ¥ in Thousands	1 Months Ended
	Dec. 31, 2025	Nov. 30, 2025	Feb. 29, 2024	Dec. 31, 2024
Borrowings
Short-term bank loan	¥ 19,950			¥ 10,000
Beijing Dake
Borrowings
Short-term bank loan		¥ 6,000	¥ 6,000
Face amount		¥ 6,000	¥ 6,000
Term of borrowings		160 days	366 days
Interest rate (as a percent)		4.20%	5.20%
Beijing Duoke
Borrowings
Short-term bank loan	9,950	¥ 3,000	¥ 4,000
Face amount	¥ 9,950	¥ 3,000	¥ 4,000
Term of borrowings	31 days	160 days	366 days
Interest rate (as a percent)	2.25%	4.20%	4.50%
Time deposit of the group	¥ 10,000
Shanghai Haike
Borrowings
Short-term bank loan		¥ 1,000
Face amount		¥ 1,000
Term of borrowings		160 days
Interest rate (as a percent)		4.00%